Annual Total Returns- JPMorgan US Sustainable Leaders Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US Sustainable Leaders Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.21%	19.21%	35.47%	13.33%	0.48%	9.94%	21.28%	(4.78%)	29.93%	19.74%